Convertible Debentures Receivable (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 13, 2019	Jul. 26, 2018	Jul. 31, 2019		Jul. 31, 2018	May 24, 2019
Disclosure Of Convertible Note Receivable [Line Items]
Current convertible note receivable			$ 13,354	[1]	$ 10,000
Fire and Flower ("FF")
Disclosure Of Convertible Note Receivable [Line Items]
Payments for convertible note receivable	$ 800	$ 10,000
Convertible debenture interest rate	0.00%	8.00%
Description of convertible debenture maturity	November 30, 2019	July 31, 2020
Description of conversion of debt to equity	conversion feature to convert the debenture into common shares of F&F at $0.80 as defined within the agreement. The debentures may be partially or converted in-full into common shares at the maturity date at the holder's option	conversion feature to convert the debenture into common shares of F&F at the lower of $1.15 and the share price as defined within the agreement. The Company obtained the debenture as a part of a strategic investment into the private retail cannabis market. The debentures may be converted into common shares or a loan on July 31, 2020, which bears interest at 12%, at the holders option
Share price			$ 1.33
Current convertible note receivable			$ 12,024		10,000
Accrued unpaid interest			397
Unrealized revaluation gain on convertible debenture			$ 1,627
Newstrike Brands Limited
Disclosure Of Convertible Note Receivable [Line Items]
Convertible debenture receivable						$ 1,220
Share price			$ 1.33
Current convertible note receivable			$ 1,330
Unrealized revaluation gain on convertible debenture			$ 110

[1]	Restated